Brandes International Small Cap Equity Fund
Notes to Schedule of Investments
December 31, 2019 (Unaudited)

1)	Significant Accounting Policies

The Brandes International Small Cap Equity Fund (the "Fund") has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among broker market makers.
• Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of December 31, 2019, the Fund had securities with a total market value of $158,155,327 or 40.33% of the Fund's net assets that were fair valued using these valuation adjustments.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources.  Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Fund).

The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the Fund’s portfolio turnover rate.  Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open.  A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period.  Rights may or may not be transferable.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.  Valuation methodologies used to fair value such securities in the Fund's portfolios as of December 31, 2019 include conversion value and correlation to similar securities.  The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 of the fair value hierarchy.  Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of December 31, 2019, involving the Fund’s assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Description			Level 1	Level 2	Level 3	Total

	Investments in Securities
	International Small Cap Equity Fund
	Common Stocks
		Communication Services		$ 33,644,642	$ 3,467,285	$ -	$ 37,111,927
		Consumer Discretionary		21,934,387	11,457,474	-	33,391,861
		Consumer Staples		76,446,227	3,783,703	-	80,229,930
		Financials		40,878,016	6,277,732	-	47,155,748
		Health Care		18,860,813	-	-	18,860,813
		Industrials		71,110,745	-	-	71,110,745
		Information Technology		10,179,826	12,929,380	-	23,109,206
		Materials		4,584,247	4,201,770	-	8,786,017
		Real Estate		31,256,715	-	-	31,256,715
		Utilities		7,003,869	-	-	7,003,869
	Total Common Stocks			315,899,487	42,117,344	-	358,016,831
	Preferred Stocks
		Health Care		9,997,322	-	-	9,997,322
	Total Preferred Stocks			9,997,322	-	-	9,997,322
	Short-Term Investments			23,053,460	-	-	23,053,460
	Total Investments in Securities			$ 348,950,269	$ 42,117,344	$ -	$ 391,067,613

2)	Transactions with Affiliates

The following issuers was affiliated with the Fund, as the Fund held 5% or more of the outstanding voting securities of the issuer during the period October 1, 2019 through December 31, 2019. As defined in Section (2)(a)(3) of the 1940 Act, such issuers are:

	International Small Cap Fund
	Issuer Name	Share Balance At October 1, 2019	Additions	Reductions	Share Balance At December 31, 2019	Dividend Income	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value At December 31, 2019
	Desarrolladora Homex SAB de CV	279,501,983	-	-	279,501,983	$ -	$ 241,085	$ -	$ 1,359,999
	Urbi Desarrollos Urbanos SA de CV	16,033,402	-	-	16,033,402	-	(447,042)	-	771,672
						$ -	$ (205,957)	$ -	$ 2,131,671